SCHEDULE OF INVESTMENTS
Thornburg Emerging Markets Managed Account Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Common Stock — 98.5%
	Banks — 3.4%
	Banks — 3.4%
[a]	Piraeus Bank SA	4,858	$50,445
			50,445
	Capital Goods — 18.6%
	Aerospace & Defense — 4.4%
[a]	CSG NV	2,323	33,905
	LIG Defense & Aerospace Co. Ltd.	70	32,486
	Electrical Equipment — 3.5%
	Contemporary Amperex Technology Co. Ltd. Class A	900	52,128
	Industrial Conglomerates — 10.7%
	SK Square Co. Ltd.	146	159,919
			278,438
	Consumer Discretionary Distribution & Retail — 3.0%
	Broadline Retail — 3.0%
[a]	MercadoLibre, Inc.	26	44,132
			44,132
	Consumer Staples Distribution & Retail — 9.4%
	Consumer Staples Distribution & Retail — 9.4%
	Bid Corp. Ltd.	5,147	140,333
			140,333
	Energy — 8.4%
	Energy Equipment & Services — 3.9%
	ADNOC Drilling Co. PJSC	37,463	58,447
	Oil, Gas & Consumable Fuels — 4.5%
	Reliance Industries Ltd.	4,931	67,433
			125,880
	Food, Beverage & Tobacco — 6.2%
	Beverages — 6.2%
	Arca Continental SAB de CV	4,600	55,008
	Kweichow Moutai Co. Ltd. Class A	219	38,262
			93,270
	Health Care Equipment & Services — 3.2%
	Health Care Providers & Services — 3.2%
	Bangkok Dusit Medical Services PCL Class F	83,600	48,569
			48,569
	Semiconductors & Semiconductor Equipment — 10.1%
	Semiconductors & Semiconductor Equipment — 10.1%
	MediaTek, Inc.	1,138	151,643
			151,643
	Software & Services — 2.1%
	Information Technology Services — 2.1%
	Tata Consultancy Services Ltd.	1,476	31,700
			31,700
	Technology Hardware & Equipment — 25.0%
	Technology Hardware, Storage & Peripherals — 25.0%
	Asia Vital Components Co. Ltd.	673	53,343
	King Slide Works Co. Ltd.	168	38,814
	Samsung Electronics Co. Ltd.	1,308	281,980
			374,137
	Telecommunication Services — 2.7%
	Wireless Telecommunication Services — 2.7%
	Bharti Airtel Ltd.	2,063	40,428
			40,428

SCHEDULE OF INVESTMENTS, Continued
Thornburg Emerging Markets Managed Account Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Transportation — 3.0%
	Transportation Infrastructure — 3.0%
	Salik Co. PJSC	28,254	$45,234
			45,234
	Utilities — 3.4%
	Electric Utilities — 3.4%
	Tenaga Nasional Bhd.	14,498	50,774
			50,774
	Total Common Stock (Cost $1,120,331)		1,474,983
	Short-Term Investments — 5.3%
[b]	Thornburg Capital Management Fund	7,834	78,338
	Total Short-Term Investments (Cost $78,338)		78,338
	Total Investments — 103.8% (Cost $1,198,669)		$1,553,321
	Liabilities Net of Other Assets — (3.8)%		(56,257)
	Net Assets — 100.0%		$1,497,064

Footnote Legend
a	Non-income producing.
b	Investment in Affiliates.

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Emerging Markets Managed Account Fund
June 30, 2026 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Emerging Markets Managed Account Fund (the “Fund”) is a non-diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-six separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers one class of shares of beneficial interest: Class SMA.
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee" as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and ask prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.
Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Emerging Markets Managed Account Fund
June 30, 2026 (Unaudited)

Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of the Fund’s investments may be significantly affected on days when shareholders are unable to buy or sell Fund shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/25	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 6/30/26	Dividend Income
Thornburg Capital Mgmt. Fund	$162,311	$454,827	$(538,800)	$-	$-	$78,338	$4,153